ING LOGO AMERICAS US Legal Services

Anngharaad Reid Paralegal (860) 580-2835 Fax: (860) 580-4844 anngharaad.reid@us.ing.com

August 19, 2009

BY EDGARLINK

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Security Life of Denver Insurance Company
Security Life Separate Account L1
Prospectus Title: ING VUL-ECV
File Nos.: 333-149870 and 811-08292
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Security Life of Denver Insurance Company and its Security Life Separate Account L1, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

  The form of Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
  The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on August 18, 2009.

If you have any questions regarding this submission, please call the undersigned at 860-580-2835.

Sincerely,

/s/ Anngharaad S. Reid Anngharaad S. Reid

Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774